Other income/expenses and adjustments - Summary of Finance Income (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Income Expenses And Adjustment [Line Items]
Bank interest earned	£ 696	£ 1	£ 5
Gain on short-term investments			39
Total	£ 696	£ 1	£ 44